Significant Accounting Policies (Details) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Change in Accounting Estimate [Abstract]
Estimated residual scrap rate per light-weight ton	$ 0.35		$ 0.3
Net income	$ 24,288,000	$ (3,507,000)
Net income per common share, basic (in dollars per share)	$ 1.18	$ (0.2)
Net income per common share, diluted (in dollars per share)	$ 1.18	$ (0.2)
Vessels [Member]
Significant Accounting Policies [Abstract]
Estimated useful life	25 years
Increase in Salvage Value [Member]
Change in Accounting Estimate [Abstract]
Net income	$ 957,000
Net income per common share, basic (in dollars per share)	$ 0.05
Net income per common share, diluted (in dollars per share)	$ 0.05
Decrease in annual depreciation expense	$ (1,900,000)